The Company and Summary of Significant Accounting Policies - Revenue from External Customers by Geographic Areas (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Revenue	$ 3,659,414	$ 1,714,035	$ 6,457,829	$ 3,076,198	$ 4,878,665	$ 40,355
United States
Revenue from External Customer [Line Items]
Revenue	3,649,057	1,700,130	6,436,083	3,058,325	4,823,934	35,165
International
Revenue from External Customer [Line Items]
Revenue	$ 10,357	$ 13,905	$ 21,746	$ 17,873	$ 54,731	$ 5,190